Note 12 - Stock-based Compensation - Stock Options Activity 1 (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance, options (in shares)	6,067,313	6,864,563
Balance, options, exercise price (in dollars per share)	$ 1.83	$ 2.05
Balance, options, contractual term (Year)	1 year 9 months 10 days	2 years 25 days	2 years 4 months 9 days
Forfeited, options (in shares)	(425,178)	(574,299)
Forfeited, options, exercise price (in dollars per share)	$ 3.98	$ 4.56
Exercised, options (in shares)	(186,307)	(102,825)
Exercised, options, exercise price (in dollars per share)	$ 1.13	$ 1.12
Expired, options (in shares)	(177,430)	(120,126)
Expired, options, exercise price (in dollars per share)	$ 2.27	$ 2.6
Outstanding, options (in shares)	5,278,398	6,067,313	6,864,563
Outstanding, options, exercise price (in dollars per share)	$ 1.61	$ 1.83	$ 2.05
Outstanding, options, intrinsic value	$ 1,041	$ 10,818
Exercisable, options (in shares)	4,594,898	4,449,152
Exercisable, options, exercise price (in dollars per share)	$ 1.4	$ 1.31
Exercisable, options, contractual term (Year)	1 year 8 months 15 days	1 year 11 months 1 day
Exercisable, options, intrinsic value	$ 1,000	$ 8,832